Investment in Limited Partnership (Details)			12 Months Ended
	May 10, 2023 USD ($)	May 10, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)
Investment In Limited Partnership [Abstract]
Invested amount						$ 15,962,799	¥ 101,724,531
Investment interest rate			8.00%
Investment interest term			5 years
Purchase price	$ 15,368,555	¥ 106,000,000
Gain from disposition	$ 77,200	¥ 532,000
Accrued interest income				$ 14,913,539
Investment principal balance				14,748,671
Interest receivable				164,868
Investment in debt security			$ 443,211	837,861	$ 892,308
Received cash distribution			$ 528,612	$ 820,072	$ 799,569